Leases (Details) - Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	$ 33,251
Less imputed interest	(5,744)
Present value of lease liabilities	27,507	$ 28,873
2024 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	5,309
2025 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	4,367
2026 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	3,265
2027 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	2,561
2028 [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	2,086
2028 and thereafter [Member]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities [Line Items]
Undiscounted future lease payments	$ 15,663